Flight equipment held for operating leases, net (Tables)	12 Months Ended
Dec. 31, 2022
Property, Plant, and Equipment, Lessor Asset under Operating Lease [Abstract]
Lessor, Operating Lease, Carrying Value of Assets Subject to Leases
Movements in flight equipment held for operating leases during the years ended December 31, 2022 and 2021 were as follows:

	Year Ended December 31,
	2022	2021
Net book value at beginning of period	$57,825,056	$35,156,450
GECAS Transaction	—	23,108,835
Additions	4,587,387	2,368,677
Depreciation	(2,359,868)	(1,712,991)
Disposals and transfers to held for sale	(1,540,728)	(955,028)
Transfers from/to investment in finance leases, net/inventory	(34,321)	(12,478)
Write-offs and impairment (Note 5 and 25)	(3,256,717)	(128,409)
Net book value at end of period	$55,220,809	$57,825,056

Accumulated depreciation and impairment as of December 31, 2022 and 2021, respectively:	$(12,448,619)	$(11,201,741)